Supplement to the currently effective Statement of Additional Information for the listed portfolio:

                            DWS Variable Series II:
                       DWS International Select Equity VIP
--------------------------------------------------------------------------------


The following information supplements and replaces similar information for the portfolio management team of DWS International Select Equity VIP contained in the "Management of the Fund" section of the portfolio's Statement of Additional Information.

Portfolio Ownership of Portfolio Managers

For Portfolios managed by the Advisor or an affiliated Advisor, the following table shows the dollar range of shares owned beneficially and of record by each member of DWS International Select Equity VIP's management team in DWS International Select Equity VIP as well as in all DWS Funds as a group (i.e. those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of DWS International Select Equity VIP's most recent fiscal year end.

                                                   Dollar Range of
                                                Fund Shares Owned in              Dollar Range Of All DWS
Name of Portfolio Manager                DWS International Select Equity VIP         Fund Shares Owned
-------------------------                -----------------------------------         -----------------

Robert Wang                                              $0                          $100,001-$500,000
Russell Shtern                                           $0                           $10,001-$50,000

Conflicts of Interest

In addition to managing the assets of DWS International Select Equity VIP, the portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than DWS International Select Equity VIP, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account's assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the most recent fiscal year end.

Other SEC Registered Investment Companies Managed:

                             Number of        Total Assets of
                             Registered         Registered           Number of Investment        Total Assets of
Name of                      Investment         Investment          Company Accounts with       Performance-Based
Portfolio Manager            Companies           Companies          Performance-Based Fee         Fee Accounts
-----------------            ---------           ---------          ---------------------         ------------

Robert Wang                      45           $11,754,316,153                 0                         $0
Russell Shtern                   1               $423,664,031                 0                         $0



Other Pooled Investment Vehicles Managed:

                              Number of                              Number of Pooled
                               Pooled        Total Assets of        Investment Vehicle          Total Assets of
Name of                      Investment     Pooled Investment         Accounts with         Performance-Based Fee
Portfolio Manager             Vehicles           Vehicles         Performance-Based Fee            Accounts
-----------------             --------           --------         ---------------------            --------

Robert Wang                      38             $1,528,682,925              1                     $4,184,315
Russell Shtern                    4               $688,251,599              0                         $0

Other Accounts Managed:

                                                                                                Total Assets of
Name of                    Number of Other    Total Assets of    Number of Other Accounts   Performance-Based Fee
Portfolio Manager              Accounts       Other Accounts    with Performance-Based Fee         Accounts
-----------------              --------       --------------    --------------------------         --------

Robert Wang                       46          $6,324,034,835                8                    $211,118,336
Russell Shtern                    29          $4,987,753,652                0                         $0


               Please Retain This Supplement for Future Reference

March 23, 2009

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